Equipment, net	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equipment, net

7 Equipment, net

Equipment, net as of December 31, 2024 and 2023 consisted of the following:

	December 31,
	2024	2023
	US$	US$

Office equipment	427,479	489,396
Furniture and fittings	160,334	303,331
Renovation	306,218	1,741,702
Signboard	2,195	2,195
Computer peripherals	2,458,627	3,301,853
Electrical installation	46,492	46,492
Mobile phone	1,934	10,022
Motor vehicle	14,536	14,536
Air conditioners	8,367	8,367
Total	3,426,182	5,917,894
Less: accumulated depreciation	(2,370,662)	(4,901,404)
Equipment, net	1,055,520	1,016,490

Depreciation expenses of US$446,485 and US$607,138 were recorded in general and administrative expenses for the years ended December 31, 2024 and 2023, respectively.

Seamless Group Inc [Member]
Equipment, net

7 Equipment, net

Equipment, net as of December 31, 2023 and 2022 consisted of the following:

	December 31,
	2023	2022
	US$	US$

Office equipment	489,396	433,479
Furniture and fittings	303,331	298,076
Renovation	1,741,702	1,739,807
Signboard	2,195	2,195
Computer peripherals	3,301,853	3,074,341
Electrical installation	46,492	45,502
Mobile phone	10,022	9,013
Motor vehicle	14,536	97,479
Air conditioners	8,367	4,809
Total	5,917,894	5,704,701
Less: accumulated depreciation	(4,901,404)	(4,383,080)
Equipment, net	1,016,490	1,321,621

Depreciation expenses of US$607,138 and US$701,262 were recorded in general and administrative expenses for the years ended December 31, 2023 and 2022, respectively.